JPMORGAN TRUST IV
277 PARK AVENUE
NEW YORK, NEW YORK 10172
August 29, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of
JPMorgan Equity Premium Income Fund (the “Fund”)
File Nos. 333-208312 and 811-23117
Ladies and Gentlemen:
We hereby submit for filing via EDGAR on behalf of the Trust pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 92 (Amendment No. 93 under the 1940 Act) to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).
The purpose of this filing is to reflect changes to the Fund’s investment objective.
Please contact the undersigned at (212) 623-4557 if you have any questions concerning this filing.
Very truly yours,
/s/ Keri E. Riemer

Keri E. Riemer
Assistant Secretary